Debt - Summary of Net Interest Expense (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013
Debt Instrument [Line Items]
Original issue discounts	$ 100	$ 100	$ 200	$ 200
Unrealized foreign exchange losses	1,200		6,360
Total interest expense	14,900	13,500	33,900	27,000
Interest income	(100)	(2,900)	(100)	(2,900)
Interest expense, net	14,800	10,600	33,800	24,100
Senior Secured Term Loan Facility [Member]
Debt Instrument [Line Items]
Interest expense	4,000	4,100	8,000	8,100
Amortization debt issue costs	400	300	700	600
Senior Notes [Member]
Debt Instrument [Line Items]
Interest expense	8,600	8,600	17,200	17,200
Amortization debt issue costs	300	300	600	600
Other [Member]
Debt Instrument [Line Items]
Interest expense	200		600	100
Senior Secured Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Amortization debt issue costs	$ 100	$ 100	$ 200	$ 200